Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jan. 01, 2012	Jan. 01, 2012 Employee Segment	Jan. 02, 2011	Jan. 03, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Number of employees engaged in company activities worldwide		117,900
Number of business segments		3
Sales Return Reserve Minimum		1.00%
Sales Return Reserve Maximum		1.20%
Shipping and handling costs incurred		$ 1,022,000,000	$ 945,000,000	$ 964,000,000
Revenue from shipping and handling as a percentage of total sales		Less than 0.5%
Impairment of goodwill and intangible assets	0
Advertising expenses		2,600,000,000	2,500,000,000	2,400,000,000
Cumulative amount of undistributed international earnings		41,600,000,000	37,000,000,000
Foreign subsidiaries held balances of cash and cash equivalents	24,500,000,000	24,500,000,000	18,700,000,000
Fiscal Year		52 weeks, but every five or six years the fiscal year consists of 53 weeks
Software Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets, Minimum		3
Estimated useful lives of the assets, Maximum		8
Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	2,400,000,000	2,400,000,000	2,300,000,000
Consumer Vision Care Diabetes Care And Certain Pharmaceutical And Medical Devices And Diagnostic Customers [Member] | Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	1,400,000,000	1,400,000,000	1,300,000,000
Certain Distributors Of Pharmaceutical And Medical Devices And Diagnostic [Member] | Southern European Region [Member]
Concentration of Credit Risk [Line Items]
Accounts Receivable, Net	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000